Condensed Interim Consolidated Balance Sheets (unaudited) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 14,467	$ 26,808
Short-term bank deposits	13,507
Marketable securities	5,916	1,600
Accounts receivable:
Trade (net of provision for doubtful accounts of US$ 20 thousands as of June 30, 2019 and December 31, 2018)	22,046	23,817
Other	7,451	9,487
Inventories	34,245	42,369
Total current assets	97,632	104,081
Marketable securities	53,513	45,612
Assets held for employees' severance benefits	1,628	1,517
Deferred tax assets	1,719	894
Property, plant and equipment ("PPE"), net	3,611	3,670
Intangible assets, net	1,334	966
Operating leases right-of-use	3,615
Goodwill	25,561	25,561
Total assets	188,613	182,301
Current liabilities
Trade accounts payable	11,384	15,407
Other accounts payable and accrued expenses	6,631	6,133
Operating lease liabilities	1,399
Total current liabilities	19,414	21,540
Long-term liability
Operating lease liabilities	2,140
Liability for employees' severance benefits	2,868	2,612
Total liabilities	24,422	24,152
Shareholders' equity
Ordinary shares and additional paid-in capital	55,920	54,643
Treasury shares at cost, 55,096 and 14,971 ordinary shares as of June 30, 2019 and December 31, 2018, respectively	(1,191)	(38)
Retained earnings	109,462	103,544
Total shareholders' equity	164,191	158,149
Total liabilities and shareholders' equity	$ 188,613	$ 182,301